Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Jul. 31, 2020	$ 12,263,858	$ 597,551	$ 1,849,335	$ (138,684)	$ (18,169,480)	$ (3,597,420)
Beginning balance, shares at Jul. 31, 2020	721,962
IfrsStatementLineItems [Line Items]
Issuance of warrants on convertible debt			43,980			43,980
Issuance of shares for debt (Note 8c(ii))	$ 329,670					329,670
Issuance of shares for debt (Note 8c(ii)), shares	50,000
Conversion feature	$ 28,712					28,712
Expiration and forfeiture of options		(85,952)			85,952
Loss for the period					(657,265)	(657,265)
Ending balance, value at Jan. 31, 2021	$ 12,622,240	511,599	1,893,315	(138,684)	(18,740,791)	(3,852,321)
Ending balance, shares at Jan. 31, 2021	771,962
IfrsStatementLineItems [Line Items]
Historic foreign currency adjustments					856,670	856,670
Issuance of shares in public offering	$ 12,357,799		790,148			13,147,947
Issuance of shares in public offering, shares	6,764,705
Issuance of shares in private placement	$ 13,611,136		11,084,060			24,695,196
Issuance of shares in private placement, shares	5,170,343
Reclassification of warrant liability			6,621,347			6,621,347
Exercise of warrants	$ 16,191,458		(2,595,927)			13,595,531
Exercise of warrants, shares	2,562,573
Expiration of warrants			(1,599,468)		1,599,468
Expiration and forfeiture of options		(301,695)			301,695
Issuance of options (Note 9d)		1,968,226				1,968,226
Loss for the period					228,929	228,929
Ending balance, value at Jul. 31, 2021	$ 54,782,633	2,178,130	16,193,475	(138,684)	(15,754,031)	57,261,523
Ending balance, shares at Jul. 31, 2021	15,269,583
IfrsStatementLineItems [Line Items]
Exercise of representation warrants (Note 8a(iii))	$ 1,528,680		(1,528,680)
Exercise of representation warrants (Note 8a(iii)), shares	208,300
Exercise of private placement warrants (Note 8a(iv))	$ 6,514,033		(1,562,033)			4,952,000
Exercise of private placement warrants (Note 8a(iv)), shares	800,000
Exercise of public offering warrants (Note 8a(iv))	$ 209,384		(33,726)			175,658
Exercise of public offering warrants (Note 8a(iv)), shares	33,065
Issuance of options (Note 9d)		1,618,576				1,618,576
Shares repurchased and canceled (Note 8a(v))	$ (3,508,069)					(3,508,069)
Shares repurchased and canceled (Note 8a(v)), shares	(364,306)
Shares repurchased (Note 8a(v))	$ (5,589,945)					(5,589,945)
Warrants repurchased and canceled (Note 8a(v))			(204,755)		(753,504)	(958,259)
Loss for the period					(6,251,424)	(6,251,424)
Ending balance, value at Jan. 31, 2022	$ 53,936,716	$ 3,796,706	$ 12,864,281	$ (138,684)	$ (22,758,959)	$ 47,700,060
Ending balance, shares at Jan. 31, 2022	15,946,642